UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

JOHN W. O’HALLORAN
RAINIER INVESTMENT MANAGEMENT, INC.
601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

(800) 248-6314

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

Rainier Large Cap Equity Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

COMMON STOCKS (98.5%)	Shares	Value
Consumer Discretionary (6.8%)
Abercrombie & Fitch Co.	87,825	$5,504,871
Coach, Inc. *	218,150	6,300,172
Gildan Activewear Inc. *	227,733	5,893,730
J.C. Penney Co., Inc.	180,575	6,553,067
Lowe's Companies, Inc.	277,875	5,765,906
McDonald's Corp.	89,925	5,055,584
News Corp. Cl. A	539,025	8,106,936
Omnicom Group Inc.	357,225	16,032,258
The DIRECTV Group, Inc. *	236,075	6,116,703
TJX Companies, Inc.	423,475	13,326,758
V.F. Corp.	125,275	8,917,075
		87,573,060
Consumer Staples (10.3%)
Avon Products, Inc.	439,200	15,819,984
ConAgra Foods, Inc.	523,125	10,085,850
CVS Caremark Corp.	478,275	18,925,342
Energizer Holdings, Inc. *	98,675	7,212,156
Fomento Economico Mexicano S.A. de C.V. - ADR	162,850	7,411,303
H.J. Heinz Co.	248,400	11,885,940
PepsiCo, Inc.	405,852	25,808,129
Procter & Gamble Co.	504,088	30,653,591
The Kroger Co.	150,125	4,334,109
		132,136,404
Energy (17.9%)
Alpha Natural Resources, Inc. *	115,050	11,998,564
Chevron Corp.	190,525	18,886,743
CONSOL Energy Inc.	154,750	17,389,257
EnCana Corp.	105,525	9,595,388
Murphy Oil Corp.	71,775	7,037,539
National-Oilwell Varco, Inc. *	128,241	11,377,542
Noble Corp.	67,325	4,373,432
Pioneer Natural Resources Co.	303,475	23,756,023
Quicksilver Resources Inc. *	239,675	9,261,041
Royal Dutch Shell PLC - ADR	177,650	14,515,781
Schlumberger Ltd.	92,250	9,910,418
Total SA - ADR	301,550	25,713,169
Transocean Inc. *	282,045	42,980,838
Weatherford International Ltd. *	483,300	23,966,847
		230,762,582
Financials (12.2%)
Aflac Inc.	131,875	8,281,750
Ameriprise Financial, Inc.	169,500	6,893,565
Annaly Capital Management, Inc.	564,650	8,757,721
Assurant, Inc.	112,175	7,399,063
Bank of America Corp.	334,975	7,995,853
Bank of New York Mellon Corp.	345,750	13,079,722
IntercontinentalExchange, Inc. *	67,875	7,737,750
Invesco Ltd.	234,100	5,613,718

Rainier Large Cap Equity Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
Financials (12.2%)(continued)
JPMorgan Chase & Co.	418,350	$14,353,588
Morgan Stanley	258,400	9,320,488
Principal Financial Group, Inc.	218,550	9,172,544
State Street Corp.	264,050	16,896,560
T. Rowe Price Group, Inc.	195,800	11,056,826
The Charles Schwab Corp.	1,054,325	21,655,836
Visa, Inc. *	100,196	8,146,937
		156,361,921
Health Care (13.4%)
Abbott Laboratories	362,625	19,208,246
Aetna Inc.	196,750	7,974,277
Allergan, Inc.	183,375	9,544,669
Baxter International Inc.	257,450	16,461,353
Becton, Dickinson & Co.	31,725	2,579,243
Celgene Corp. *	108,350	6,920,314
Endo Pharmaceuticals Holdings Inc. *	204,950	4,957,741
Express Scripts, Inc. *	135,075	8,471,904
Genentech, Inc. *	105,225	7,986,578
Genzyme Corp. *	127,375	9,173,548
Gilead Sciences, Inc. *	513,475	27,188,501
Hologic, Inc. *	248,218	5,411,152
Merck & Co., Inc.	480,325	18,103,449
QIAGEN N.V. *	280,050	5,637,407
Teva Pharmaceutical Industries, Ltd. - ADR	282,325	12,930,485
Wyeth	198,375	9,514,065
		172,062,932
Industrials (11.7%)
ABB Ltd. - ADR	523,200	14,817,024
Boeing Co.	116,350	7,646,522
Deere & Co.	145,750	10,512,947
Emerson Electric Co.	139,025	6,874,786
General Electric Co.	660,374	17,625,382
ITT Corp.	194,450	12,314,518
McDermott International, Inc. *	246,774	15,272,843
Norfolk Southern Corp.	223,800	14,025,546
Precision Castparts Corp.	181,125	17,455,016
Raytheon Co.	230,575	12,976,761
Textron Inc.	175,250	8,399,733
United Technologies Corp.	199,625	12,316,863
		150,237,941
Information Technology (17.9%)
Adobe Systems, Inc. *	284,973	11,225,086
Apple Inc. *	112,550	18,845,372
Autodesk, Inc. *	228,400	7,722,204
Broadcom Corp. Cl. A *	517,525	14,123,257
Cisco Systems, Inc. *	744,035	17,306,254
Citrix Systems, Inc. *	163,825	4,818,093
Corning, Inc.	909,025	20,953,026
Electronic Arts Inc. *	191,000	8,486,130
Google, Inc. Cl. A *	36,275	19,095,885

Rainier Large Cap Equity Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
Information Technology (17.9%)(continued)
Hewlett-Packard Co.	423,250	$18,711,883
Intel Corp.	814,550	17,496,534
Intersil Corp.	249,125	6,058,720
Microsoft Corp.	769,911	21,180,252
Oracle Corp. *	910,800	19,126,800
Paychex, Inc.	203,925	6,378,774
QUALCOMM, Inc.	282,510	12,534,969
Trimble Navigation Ltd. *	156,175	5,575,448
		229,638,687
Materials (5.0%)
Companhia Vale do Rio Doce - ADR	269,050	9,637,371
E.I. du Pont de Nemours & Co.	398,525	17,092,737
Freeport-McMoRan Copper & Gold Inc.	125,350	14,689,766
Mosaic Co. *	154,475	22,352,533
		63,772,407
Telecommunication Services (0.7%)
America Movil S.A.B. de C.V. - ADR	164,325	8,668,144

Utilities (2.6%)
Allegheny Energy, Inc.	119,250	5,975,617
Constellation Energy Group, Inc.	59,375	4,874,688
Entergy Corp.	139,650	16,825,032
Mirant Corp. *	161,800	6,334,470
		34,009,807
TOTAL COMMON STOCKS
(Cost $1,177,726,560)		$1,265,223,885

SHORT TERM INVESTMENTS (5.4%)
Commercial Paper (5.4%)
Chevron
3.00%, 07/01/2008	$63,000,000	$63,000,000
JPMorgan Chase & Co.
1.96%, 07/01/2008	6,600,000	6,600,000
		69,600,000
Variable Rate Demand Notes (0.0%)
Wisconsin Corp. Central Credit Union
4.99%	223,353	223,353

TOTAL SHORT TERM INVESTMENTS		$69,823,353
(Cost $69,823,352)

TTOTAL INVESTMENTS (104.0%)		$1,335,047,238
(Cost $1,247,549,912)

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.0)%		(50,829,192)
TOTAL NET ASSETS (100.0%)		$1,284,218,046

ADR	American Depository Receipt
*	Non Income Producing

Rainier Large Cap Equity Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

The cost basis of investment for federal income tax purposes at June 30, 2008, was as follows*:

Cost of investments	$1,247,549,912
Gross unrealized appreciation	155,670,656
Grossunrealized depreciation	(68,173,330)
Net unrealized appreciation	$87,497,326

* Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

	Investments	Other
	in	Financial
Description	Securities	Instruments++
Level 1 - Quoted prices	$1,265,223,885	$-
Level 2 - Other significant observable inputs	$69,823,353	$-
Level 3 - Significant unobservable inputs	$-	$-
Total	$1,335,047,238	$-

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Rainier Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

COMMON STOCKS (97.0%)	Shares	Value
Autos and Transportation (2.2%)
Eagle Bulk Shipping Inc.	270,325	$7,993,510
Kansas City Southern *	93,500	4,113,065
Norfolk Southern Corp.	70,700	4,430,769
		16,537,344
Consumer Discretionary and Services (13.8%)
Abercrombie & Fitch Co.	52,250	3,275,030
Activision, Inc. *	194,425	6,624,060
Avon Products, Inc.	248,075	8,935,661
Bally Technologies, Inc. *	113,475	3,835,455
Bare Escentuals, Inc. *	199,150	3,730,079
Burger King Holdings, Inc.	214,750	5,753,152
Coach, Inc. *	153,675	4,438,134
Focus Media Holding Ltd. - ADR *	164,975	4,573,107
FTI Consulting, Inc. *	83,700	5,730,102
GameStop Corp. *	141,550	5,718,620
Gildan Activewear Inc. *	143,900	3,724,132
Guess?, Inc.	130,825	4,899,396
J. Crew Group, Inc. *	119,550	3,946,345
J.C. Penney Co., Inc.	105,925	3,844,018
LKQ Corp. *	178,252	3,221,014
MSC Industrial Direct Co., Inc.	46,850	2,066,553
Omnicom Group Inc.	125,725	5,642,538
Phillips-Van Heusen Corp.	146,375	5,360,253
Saks Inc. *	264,875	2,908,328
TeleTech Holdings, Inc. *	153,700	3,067,852
Urban Outfitters, Inc. *	208,050	6,489,080
V.F. Corp.	116,625	8,301,368
		106,084,277
Consumer Staples (3.1%)
Church & Dwight Co., Inc.	95,600	5,387,060
ConAgra Foods, Inc.	313,775	6,049,582
Fomento Economico Mexicano S.A. de C.V. - ADR	134,950	6,141,575
H.J. Heinz Co.	138,925	6,647,561
		24,225,778
Energy (12.8%)
CONSOL Energy Inc.	75,850	8,523,265
Mariner Energy, Inc. *	214,325	7,923,595
National-Oilwell Varco, Inc. *	75,050	6,658,436
Noble Corp.	183,600	11,926,656
Petrohawk Energy Corp. *	97,275	4,504,805
Pioneer Natural Resources Co.	257,775	20,178,627
Quicksilver Resources Inc. *	275,575	10,648,218
Weatherford International Ltd. *	283,250	14,046,368
Whiting Petroleum Corp. *	130,625	13,856,700
		98,266,670
Financial Services (16.1%)
Ameriprise Financial, Inc.	118,375	4,814,311
Annaly Capital Management, Inc.	679,000	10,531,290
Arch Capital Group Ltd. *	53,375	3,539,830
Assurant, Inc.	126,600	8,350,536

Rainier Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
Financial Services (16.1%)(continued)
BlackRock, Inc.	31,850	$5,637,450
Digital Realty Trust, Inc.	311,650	12,749,601
Fiserv, Inc. *	122,900	5,575,973
IntercontinentalExchange, Inc. *	54,000	6,156,000
Invesco Ltd.	179,475	4,303,811
Jones Lang LaSalle Inc.	34,250	2,061,507
Lazard Ltd Cl. A	194,700	6,649,005
MF Global Ltd. *	136,425	860,842
Northern Trust Corp.	75,800	5,197,606
Paychex, Inc.	201,850	6,313,868
Raymond James Financial, Inc.	291,500	7,692,685
Sotheby's Holdings, Inc. Cl. A	223,350	5,889,740
State Street Corp.	81,825	5,235,982
T. Rowe Price Group, Inc.	132,975	7,509,098
The Charles Schwab Corp.	570,725	11,722,692
Willis Group Holdings Ltd.	107,300	3,366,001
		124,157,828
Health Care (8.7%)
Celgene Corp. *	38,550	2,462,189
Cephalon, Inc. *	97,925	6,530,618
Endo Pharmaceuticals Holdings Inc. *	389,175	9,414,143
Express Scripts, Inc. *	86,000	5,393,920
Genzyme Corp. *	73,211	5,272,656
Hologic, Inc. *	364,892	7,954,646
Immucor, Inc. *	84,600	2,189,448
Intuitive Surgical, Inc. *	14,800	3,987,120
Inverness Medical Innovations, Inc. *	116,200	3,854,354
Pediatrix Medical Group, Inc. *	84,375	4,153,781
Psychiatric Solutions, Inc. *	127,075	4,808,518
QIAGEN N.V. *	368,925	7,426,460
ResMed Inc. *	91,150	3,257,701
		66,705,554
Integrated Oils (0.4%)
Murphy Oil Corp.	32,450	3,181,723

Materials and Processing (10.0%)
Airgas, Inc.	74,675	4,360,274
Cleveland-Cliffs, Inc.	93,975	11,200,880
EMCOR Group, Inc. *	160,025	4,565,513
Energizer Holdings, Inc. *	77,800	5,686,402
Intrepid Potash, Inc. *	97,650	6,423,417
McDermott International, Inc. *	315,299	19,513,855
Owens-Illinois, Inc. *	212,925	8,876,843
Precision Castparts Corp.	169,900	16,373,263
		77,000,447
Other (4.6%)
SPX Corp.	40,525	5,338,358
Textron Inc.	148,950	7,139,173
Walter Industries, Inc.	213,950	23,271,342
		35,748,873

Rainier Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
Producer Durables (6.7%)
BE Aerospace, Inc. *	367,025	$8,548,012
CommScope, Inc. *	162,750	8,588,317
General Cable Corp. *	157,150	9,562,578
ITT Corp.	118,000	7,472,940
Manitowoc Co., Inc.	211,375	6,876,029
Rockwell Collins, Inc.	153,675	7,370,253
Terex Corp. *	59,800	3,071,926
		51,490,055
Technology (11.4%)
Adobe Systems, Inc. *	108,425	4,270,861
Anixter International Inc. *	49,950	2,971,525
Autodesk, Inc. *	193,050	6,527,020
Broadcom Corp. - Cl. A*	379,725	10,362,695
Ciena Corp. *	142,775	3,308,097
Citrix Systems, Inc. *	122,125	3,591,696
Cognizant Technology Solutions Corp. *	220,050	7,153,825
Intersil Corp.	323,750	7,873,600
McAfee, Inc. *	165,000	5,614,950
MICROS Systems, Inc. *	182,625	5,568,236
Nuance Communications, Inc. *	503,050	7,882,794
NVIDIA Corp. *	390,000	7,300,800
Riverbed Technology, Inc. *	257,750	3,536,330
Silicon Laboratories Inc. *	153,350	5,534,402
Trimble Navigation Ltd. *	174,125	6,216,263
		87,713,094
Utilities (7.2%)
Allegheny Energy, Inc.	243,250	12,189,257
Constellation Energy Group, Inc.	44,025	3,614,452
Entergy Corp.	90,575	10,912,476
ITC Holdings Corp.	191,500	9,787,565
Mirant Corp. *	110,250	4,316,287
NII Holdings, Inc. *	133,150	6,323,294
tw telecom inc. *	225,450	3,613,964
Wisconsin Energy Corp.	100,825	4,559,307
		55,316,602
TOTAL COMMON STOCKS
(Cost $732,804,558)		$746,428,245

SHORT TERM INVESTMENTS (4.4%)
Commercial Paper (4.4%)
Chevron
3.00%, 07/01/2008	$33,500,000	$33,500,000

Money Market Mutual Funds (0.0%)
Fidelity Institutional Money Market
5.16%	103,527	103,527

TOTAL SHORT TERM INVESTMENTS
(Cost $33,603,527)		$33,603,527

Rainier Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

TOTAL INVESTMENTS (101.4%)
(Cost $766,408,085)	$780,031,772

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.4)%	(10,428,618)
TOTAL NET ASSETS (100.0%)	$769,603,154

ADR	American Depository Receipt
*	Non Income Producing

The cost basis of investment for federal income tax purposes at June 30, 2008, was as follows*:

Cost of investments	$766,408,085
Gross unrealized appreciation	89,323,129
Grossunrealized depreciation	(75,699,442)
Net unrealized appreciation	$13,623,687

* Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

	Investments	Other
	in	Financial
Description	Securities	Instruments++
Level 1 - Quoted prices	$746,531,772	$-
Level 2 - Other significant observable inputs	$33,500,000	$-
Level 3 - Significant unobservable inputs	$-	$-
Total	$780,031,772	$-

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Rainier Small/MidCap Equity Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

COMMON STOCKS (99.9%)	Shares	Value
Autos and Transportation (2.3%)
Genco Shipping & Trading Ltd.	804,225	$52,435,470
Kansas City Southern *	596,200	26,226,838
Wabtec Corp.	783,900	38,113,218
		116,775,526
Consumer Discretionary and Services (14.0%)
Activision, Inc. *	1,334,950	45,481,746
Bally Technologies, Inc. *	780,750	26,389,350
Bare Escentuals, Inc. *	1,561,644	29,249,592
Burger King Holdings, Inc.	1,385,600	37,120,224
Coach, Inc. *	873,825	25,236,066
Focus Media Holding Ltd. - ADR *	1,165,200	32,299,344
Fossil, Inc. *	525,725	15,282,826
FTI Consulting, Inc. *	664,976	45,524,257
GameStop Corp. *	701,825	28,353,730
Gildan Activewear Inc. *	868,000	22,463,840
Guess?, Inc.	1,045,700	39,161,465
Iconix Brand Group, Inc. *	1,639,700	19,807,576
J. Crew Group, Inc. *	1,186,100	39,153,161
Jack in The Box Inc. *	1,603,775	35,940,598
LKQ Corp. *	1,436,228	25,952,640
MSC Industrial Direct Co., Inc.	601,175	26,517,829
Phillips-Van Heusen Corp.	1,012,475	37,076,834
Saks Inc. *	1,839,875	20,201,827
TeleTech Holdings, Inc. *	1,029,925	20,557,303
Texas Roadhouse, Inc. *	1,883,231	16,892,582
The GEO Group, Inc. *	1,381,950	31,093,875
Universal Electronics Inc. */***	911,700	19,054,530
Urban Outfitters, Inc. *	1,345,550	41,967,705
V.F. Corp.	420,825	29,954,324
		710,733,224
Consumer Staples (2.2%)
Church & Dwight Co., Inc.	506,700	28,552,545
ConAgra Foods, Inc.	1,971,850	38,017,268
Fomento Economico Mexicano S.A. de C.V. - ADR	984,250	44,793,218
		111,363,031
Energy (10.4%)
Arena Resources, Inc. *	944,619	49,894,776
Clean Energy Fuels Corp. *	313,933	3,607,090
Hornbeck Offshore Services, Inc. *	625,575	35,351,243
Mariner Energy, Inc. *	1,117,200	41,302,884
Noble Corp.	1,267,975	82,367,656
Ormat Technologies, Inc.	498,850	24,533,443
Petrohawk Energy Corp. *	1,500,200	69,474,262
Pioneer Natural Resources Co.	1,411,300	110,476,564
Quicksilver Resources Inc. *	766,100	29,602,104
Whiting Petroleum Corp. *	794,650	84,296,472
		530,906,494

Rainier Small/MidCap Equity Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
Financial Services (17.8%)
American Campus Communities, Inc.	1,229,900	$34,240,416
Ameriprise Financial, Inc.	732,550	29,792,808
Annaly Capital Management, Inc.	5,580,725	86,557,045
Arch Capital Group Ltd. *	413,435	27,419,009
Assurant, Inc.	1,121,350	73,964,246
Digital Realty Trust, Inc.	2,053,950	84,027,094
FCStone Group, Inc. *	683,650	19,094,344
Fiserv, Inc. *	825,050	37,432,518
Glacier Bancorp, Inc.	1,166,500	18,652,335
Huron Consulting Group Inc. *	476,100	21,586,374
IntercontinentalExchange, Inc. *	395,950	45,138,300
Invesco Ltd. *	1,560,700	37,425,586
Jones Lang LaSalle Inc.	473,925	28,525,546
LaSalle Hotel Properties	1,177,375	29,587,434
Lazard Ltd Cl. A	1,837,850	62,762,577
MF Global Ltd. *	1,799,950	11,357,685
Northern Trust Corp.	398,475	27,323,431
Prosperity Bancshares, Inc.	1,099,900	29,400,327
Raymond James Financial, Inc.	1,474,425	38,910,076
Signature Bank *	1,129,476	29,095,302
Sotheby's Holdings, Inc. Cl. A	2,575,070	67,904,596
StanCorp Financial Group, Inc.	404,075	18,975,362
SVB Financial Group *	597,300	28,736,103
Willis Group Holdings Ltd.	518,975	16,280,246
		904,188,760
Health Care (11.2%)
Cephalon, Inc. *	667,175	44,493,901
Chattem, Inc. *	495,514	32,233,186
Endo Pharmaceuticals Holdings Inc. *	2,849,121	68,920,237
Hologic, Inc. *	2,960,948	64,548,666
Immucor, Inc. *	1,686,753	43,653,168
Intuitive Surgical, Inc. *	101,025	27,216,135
Inverness Medical Innovations, Inc. *	828,375	27,477,199
Myriad Genetics, Inc. *	399,833	18,200,398
Omnicell, Inc. *	595,925	7,854,291
Orthofix International N.V. *	535,403	15,499,917
PAREXEL International Corp. *	984,900	25,912,719
Pediatrix Medical Group, Inc. *	566,800	27,903,564
Psychiatric Solutions, Inc. *	873,539	33,054,716
QIAGEN N.V. *	3,024,949	60,892,223
ResMed Inc. *	590,275	21,096,428
SonoSite, Inc. *	681,075	19,076,911
United Therapeutics Corp. *	335,097	32,755,732
		570,789,391
Materials and Processing (10.7%)
Airgas, Inc.	626,300	36,569,657
Cleveland-Cliffs, Inc.	743,450	88,611,805
EMCOR Group, Inc. *	1,469,825	41,934,107
Energizer Holdings, Inc. *	334,175	24,424,851
Haynes International, Inc. *	233,225	13,422,099
Intrepid Potash, Inc. *	404,125	26,583,343
McDermott International, Inc. *	2,229,025	137,954,357
Owens-Illinois, Inc. *	1,298,125	54,118,831
Precision Castparts Corp.	1,007,175	97,061,455
Seabridge Gold Inc. *	1,175,850	25,868,700
		546,549,205

Rainier Small/MidCap Equity Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
Other (4.2%)
SPX Corp.	417,275	$54,967,636
Walter Industries, Inc.	1,449,200	157,629,484
		212,597,120
Producer Durables (8.5%)
Aegean Marine Petroleum Network Inc.	1,169,075	47,569,662
Baldor Electric Co.	749,050	26,201,769
BE Aerospace, Inc. *	2,675,550	62,313,559
CommScope, Inc. *	1,013,275	53,470,522
General Cable Corp. *	1,153,000	70,160,050
Herman Miller, Inc.	937,794	23,341,692
ITT Corp.	251,700	15,940,161
Manitowoc Co., Inc.	1,203,675	39,155,548
Middleby Corp. *	634,100	27,843,331
OYO Geospace Corp. *	175,300	10,332,182
Rockwell Collins, Inc.	682,925	32,753,083
Terex Corp. *	466,475	23,962,821
		433,044,380
Technology (13.0%)
ADC Telecommunications, Inc. *	1,835,600	27,111,812
Anixter International, Inc. *	489,675	29,130,766
Aspen Technology, Inc. *	1,497,025	19,910,432
Autodesk, Inc. *	1,171,850	39,620,248
Ciena Corp. *	1,128,825	26,154,875
Citrix Systems, Inc. *	758,125	22,296,456
Diodes Inc. *	1,423,808	39,354,053
FLIR Systems, Inc. *	531,650	21,569,041
Hittite Microwave Corp. *	905,450	32,252,129
Intersil Corp.	2,496,375	60,711,840
Ion Geophysical Corp. *	2,473,925	43,169,991
McAfee, Inc. *	1,037,500	35,306,125
MICROS Systems, Inc. *	1,393,804	42,497,084
Monolithic Power Systems, Inc. *	330,750	7,150,815
Nuance Communications, Inc. *	3,943,350	61,792,295
Omniture, Inc. *	1,253,300	23,273,781
Riverbed Technology, Inc. *	2,213,400	30,367,848
Silicon Laboratories Inc. *	1,109,175	40,030,126
Trimble Navigation Ltd. *	1,389,915	49,619,966
ViaSat, Inc. *	475,320	9,606,217
		660,925,900
Utilities (5.6%)
Allegheny Energy, Inc.	1,392,075	69,756,878
El Paso Electric Co. *	1,048,400	20,758,320
ITC Holdings Corp.	1,429,350	73,054,078
Mirant Corp. *	939,150	36,767,723
NII Holdings, Inc. *	781,950	37,134,806
t w telecom inc. *	1,539,425	24,676,983
Wisconsin Energy Corp.	503,800	22,781,836
		284,930,624
TOTAL COMMON STOCKS
(Cost $4,732,541,836)		$5,082,803,655

Rainier Small/MidCap Equity Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS (0.5%)
Commercial Paper (0.6%)
Chevron
3.00%, 07/01/2008	$27,500,000	$27,500,000
Variable Rate Demand Notes** (0.0%)
Wisconsin Corp. Central Credit Union
4.99%	218,198	218,198

TOTAL SHORT-TERM INVESTMENTS
(Cost $27,718,199)		$27,718,198

TOTAL INVESTMENTS (100.4%)
(Cost $4,760,260,035)		$5,110,521,853

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4)%		(19,398,837)
NET ASSETS (100.0%)		$5,091,123,016

ADR	American Depository Receipt
*	Non Income Producing
**	Variable Rate
***
Investments in portfolio companies representing 5% or more of the outstanding voting securities are defined in the Investment Company Act of 1940 as "affiliated" companies.  The Small/MidCap Equity Fund had investments in such affiliated companies.  A summary of the transactions for each issuer who is an affiliate during the three months ended June 30, 2008, follows:

Issuer	Beginning	Gross	Gross	Ending
Universal Electronics Inc.	March 31, 2008	Additions	Deductions	June 30, 2008
Shares	728,925	202,550	(19,775)	911,700
Cost	$22,770,448	$4,958,985	$(735,432)	$26,994,001
Market Value	$17,647,274			$19,054,530
Realized Gain/(Loss)				$(321,943)

The cost basis of investment for federal income tax purposes at June 30, 2008, was as follows*:

Cost of investments	$4,760,260,035
Gross unrealized appreciation	878,625,520
Grossunrealized depreciation	(528,363,702)
Net unrealized appreciation	$350,261,818

* Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Small/MidCap Equity Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

	Investments	Other
	in	Financial
Description	Securities	Instruments++
Level 1 - Quoted prices	$5,082,803,655	$-
Level 2 - Other significant observable inputs	$27,718,198	$-
Level 3 - Significant unobservable inputs	$-	$-
Total	$5,110,521,853	$-

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

DEBT SECURITIES (35.4%)	Shares	Value
ASSET BACKED SECURITIES (1.8%)
Capital One
Series 2006-A6, 5.300%, 02/15/2014	$250,000	$253,958
Citibank Credit Card Issuance Trust
Series 2006-A4, 5.450%, 05/10/2013	1,425,000	1,460,216
TOTAL ASSET BACKED SECURITIES
(Cost $1,672,928)		$1,714,174

COLLATERALIZED MORTGAGE OBLIGATION (0.2%)
Federal National Mortgage Association
Series 2007-B2, 5.500%, 12/25/2020	214,522	215,892
TOTAL COLLATERALIZED MORTGAGE OBLIGATION
(Cost $214,346)		$215,892

CORPORATE BONDS (20.8%)
Finance (14.0%)
ACE INA Holdings
5.600%, 05/15/2015	475,000	$458,087
Aflac Inc.
6.500%, 04/15/2009	450,000	459,135
American Express Co.
4.750%, 06/17/2009	250,000	249,124
Ameriprise Financial, Inc.
5.350%, 11/15/2010	750,000	752,874
Bear Stearns Cos, Inc.
5.350%, 02/01/2012	525,000	516,247
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	275,000	274,445
Citigroup, Inc.
4.125%, 02/22/2010	1,200,000	1,189,352
6.000%, 02/21/2012	100,000	100,889
General Electric Capital Corp.
6.000%, 06/15/2012	1,150,000	1,189,432
5.250%, 10/19/2012	150,000	151,606
Goldman Sachs Group
5.700%, 09/01/2012	525,000	527,129
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	500,000	494,616
Household Finance Corp.
6.375%, 10/15/2011	500,000	511,749
International Lease Finance Corp.
5.350%, 03/01/2012	1,300,000	1,164,050
JPMorgan Chase & Co.
5.600%, 06/01/2011	225,000	228,235
4.500%, 01/15/2012	125,000	121,498
Lehman Brothers Holdings Inc.
5.625%, 01/24/2013	250,000	236,859
Merrill Lynch
6.150%, 04/25/2013	275,000	266,803
Morgan Stanley
5.300%, 03/01/2013	850,000	819,856
Northern Trust Corp.
5.300%, 08/29/2011	325,000	333,135
5.200%, 11/09/2012	225,000	228,038

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
Finance (14.0%) (continued)
Prudential Financial Inc.
5.150%, 01/15/2013	375,000	$365,866
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013	300,000	301,988
SLM Corp.
4.000%, 01/15/2010	600,000	559,138
3.080%, 07/26/2010 ***	775,000	688,092
Travelers Cos., Inc.
5.800%, 05/15/2018	125,000	121,844
Wells Fargo & Co.
5.300%, 08/26/2011	250,000	254,525
Western Financial Bank Irvine California
9.625%, 05/15/2012	425,000	442,351
		13,006,963
Industrials (5.8%)
Abbott Laboratories
5.150%, 11/30/2012	550,000	566,677
Amgen Inc.
4.000%, 11/18/2009	550,000	550,779
ArcelorMittal SA Luxembourg
5.375%, 06/01/2013 **	325,000	320,363
(Acquired 05/19/2008; Cost $324,097)
Caterpillar Financial Services Corp.
5.125%, 10/12/2011	800,000	822,054
Conoco Funding Co.
6.350%, 10/15/2011	700,000	740,837
Home Depot, Inc.
5.250%, 12/16/2013	750,000	720,170
John Deere Capital Corp.
5.350%, 01/17/2012	575,000	586,006
Target Corp.
5.375%, 05/01/2017	575,000	563,754
Wellpoint, Inc.
4.250%, 12/15/2009	500,000	495,138
		5,365,778
Utilities (1.0%)
MidAmerican Energy Holdings
5.875%, 10/01/2012	525,000	540,487
Verizon Communications, Inc.
5.350%, 02/15/2011	375,000	383,128
		923,615
TOTAL CORPORATE BONDS
(Cost $19,595,789)		$19,296,356

MORTGAGE PASS-THROUGH SECURITIES (4.0%)
Federal Home Loan Mortgage Corp.
Pool #B14728, 4.500%, 05/01/2019	385,551	$376,081
Pool #G01779, 5.000%, 04/01/2035	539,567	519,765
Pool #G02327, 6.500%, 08/01/2036	128,093	132,234
		1,028,080

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
Federal National Mortgage Association
Pool #555872, 5.000%, 11/01/2018	281,758	$281,447
Pool #725690, 6.000%, 08/01/2034	855,071	866,144
Pool #807942, 5.500%, 12/01/2034	692,769	685,720
Pool #735394, 6.500%, 02/01/2035	146,889	152,326
Pool #824940, 5.500%, 06/01/2035	467,746	462,547
Pool #745275, 5.000%, 02/01/2036	288,494	277,545
		2,725,729
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $3,754,012)		$3,753,809

U.S. GOVERNMENT AGENCY (3.0%)
Federal Home Loan Bank
5.625%, 06/13/2016	825,000	$840,224
Federal Home Loan Mortgage Corp.
4.875%, 06/13/2018	725,000	733,673
		1,573,897
Federal National Mortgage Association
6.625%, 09/15/2009	150,000	156,556
4.625%, 06/01/2010	150,000	153,842
5.375%, 07/15/2016	375,000	392,597
5.240%, 08/07/2018	500,000	509,869
		1,212,864
TOTAL U.S. GOVERNMENT AGENCY
(Cost $2,730,316)		$2,786,761

U.S. TREASURY NOTES (5.6%)
4.000%, 08/31/2009	700,000	$713,399
2.875%, 06/30/2010	850,000	854,450
3.625%, 05/15/2013	425,000	431,342
4.250%, 08/15/2013	1,050,000	1,095,774
4.250%, 11/15/2014	750,000	783,282
4.500%, 02/15/2016	1,250,000	1,315,332
		5,193,579
TOTAL U.S. TREASURY NOTES
(Cost $4,971,866)		$5,193,579

TOTAL DEBT SECURITIES
(Cost $32,939,257)		$32,960,571

COMMON STOCK (63.2%)
Consumer Discretionary (4.4%)
Abercrombie & Fitch Co.	4,175	$261,689
Coach, Inc. *	10,275	296,742
Gildan Activewear Inc. *	10,625	274,975
J.C. Penney Co., Inc.	8,400	304,836
Lowe's Companies, Inc.	13,050	270,788
McDonald's Corp.	4,250	238,935
News Corp. Cl. A	25,025	376,376
Omnicom Group Inc.	16,600	745,008
TJX Companies, Inc.	19,675	619,172
The DIRECTV Group, Inc. *	11,125	288,249
V.F. Corp.	5,900	419,962
		4,096,732

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
Consumer Staples (6.6%)
Avon Products, Inc.	20,400	$734,808
ConAgra Foods, Inc.	24,825	478,626
CVS Caremark Corp.	22,225	879,443
Energizer Holdings, Inc. *	4,650	339,868
Fomento Economico Mexicano S.A. de C.V. - ADR	7,900	359,529
H.J. Heinz Co.	11,500	550,275
PepsiCo, Inc.	18,849	1,198,608
Procter & Gamble Co.	23,199	1,410,731
The Kroger Co.	7,050	203,534
		6,155,422
Energy (11.5%)
Alpha Natural Resources, Inc. *	5,350	557,951
Chevron Corp.	8,850	877,300
CONSOL Energy Inc.	7,225	811,873
EnCana Corp.	4,975	452,377
Murphy Oil Corp.	3,000	294,150
National-Oilwell Varco, Inc. *	5,875	521,230
Noble Corp.	3,250	211,120
Pioneer Natural Resources Co.	14,100	1,103,748
Quicksilver Resources Inc. *	11,250	434,700
Royal Dutch Shell PLC - ADR	8,250	674,108
Schlumberger Ltd.	4,250	456,578
Total SA - ADR	14,000	1,193,780
Transocean Inc. *	13,218	2,014,291
Weatherford International Ltd. *	22,450	1,113,296
		10,716,502
Financials (7.8%)
Aflac Inc.	6,225	390,930
Ameriprise Financial, Inc.	7,975	324,343
Annaly Capital Management, Inc.	26,200	406,362
Assurant, Inc.	5,075	334,747
Bank of America Corp.	15,575	371,775
Bank of New York Mellon Corp.	16,075	608,117
IntercontinentalExchange, Inc. *	3,150	359,100
Invesco Ltd.	10,875	260,783
JPMorgan Chase & Co.	19,450	667,329
Morgan Stanley	12,050	434,644
Principal Financial Group, Inc.	10,150	425,996
State Street Corp.	12,275	785,477
T. Rowe Price Group, Inc.	9,100	513,877
The Charles Schwab Corp.	49,000	1,006,460
Visa, Inc. *	4,498	365,732
		7,255,672
Health Care (8.5%)
Abbott Laboratories	16,850	892,544
Aetna Inc.	9,225	373,889
Allergan, Inc.	8,675	451,534
Baxter International Inc.	11,975	765,681
Becton, Dickinson & Co.	1,500	121,950
Celgene Corp. *	5,100	325,737
Endo Pharmaceuticals Holdings Inc. *	9,750	235,853
Express Scripts, Inc. *	6,350	398,272
Genentech, Inc. *	4,875	370,013
Genzyme Corp. *	5,900	424,918

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
Health Care (8.5%)(continued)
Gilead Sciences, Inc. *	24,000	$1,270,800
Hologic, Inc. *	11,739	255,910
Merck & Co., Inc.	18,950	714,226
QIAGEN N.V. *	12,975	261,187
Teva Pharmaceutical Industries, Ltd. - ADR	13,125	601,125
Wyeth	9,225	442,431
		7,906,070
Industrials (7.6%)
ABB Ltd. - ADR	24,300	688,176
Boeing Co.	5,475	359,817
Deere & Co.	6,875	495,894
Emerson Electric Co.	6,550	323,897
General Electric Co.	31,150	831,393
ITT Corp.	9,025	571,553
McDermott International, Inc. *	11,250	696,263
Norfolk Southern Corp.	10,400	651,768
Precision Castparts Corp.	8,525	821,554
Raytheon Co.	10,725	603,603
Textron Inc.	8,100	388,233
United Technologies Corp.	9,275	572,268
		7,004,419
Information Technology (11.5%)
Adobe Systems Inc. *	13,250	521,917
Apple Inc. *	5,200	870,688
Autodesk, Inc. *	10,750	363,457
Broadcom Corp. Cl. A *	24,050	656,324
Cisco Systems, Inc. *	34,541	803,424
Citrix Systems, Inc. *	7,725	227,192
Corning, Inc.	42,250	973,863
Electronic Arts Inc. *	8,875	394,316
Google Inc. Cl. A *	1,675	881,754
Hewlett-Packard Co.	19,675	869,832
Intel Corp.	37,825	812,481
Intersil Corp.	11,775	286,368
Microsoft Corp.	35,775	984,170
Oracle Corp. *	42,950	901,950
Paychex, Inc.	9,475	296,378
QUALCOMM, Inc.	13,125	582,356
Trimble Navigation Ltd. *	7,375	263,288
		10,689,758
Materials (3.2%)
Companhia Vale do Rio Doce - ADR	12,550	449,541
E.I. du Pont de Nemours & Co.	18,500	793,465
Freeport-McMoRan Copper & Gold Inc.	5,825	682,632
Mosaic Co. *	7,275	1,052,692
		2,978,330
Telecommunication Services (0.4%)
America Movil S.A.B. de C.V. - ADR	7,525	396,944

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
Utilities (1.7%)
Allegheny Energy, Inc.	5,475	$274,352
Constellation Energy Group, Inc.	2,850	233,985
Entergy Corp.	6,425	774,084
Mirant Corp. *	7,500	293,625
		1,576,046
TOTAL COMMON STOCKS
(Cost $50,706,192)		$58,775,895

SHORT TERM INVESTMENTS (0.3%)
Variable Rate Demand Notes (0.3%)
Wisconsin Corp. Central Credit Union
4.99%, 12/31/2031 ***	303,796	303,795
TOTAL SHORT TERM INVESTMENTS		$303,795
(Cost $303,795)

TOTAL INVESTMENTS (99.0%)		$92,040,261
(Cost $83,949,244)

ASSETS IN EXCESS OF OTHER LIABILITIES (1.0%)		953,384
TOTAL NET ASSETS (100.0%)		$92,993,645

ADR	American Depository Receipt
*	Non Income Producing
**	Rule 144A security (with registration rights)
***	Variable Rate

The cost basis of investment for federal income tax purposes at June 30, 2008, was as follows*:

Cost of investments	$83,949,244
Gross unrealized appreciation	11,854,770
Gross unrealized depreciation	(3,763,753)
Net unrealized appreciation	$8,091,017

* Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

	Investments	Other
	in	Financial
Description	Securities	Instruments++
Level 1 - Quoted prices	$58,775,895	$-
Level 2 - Other significant observable inputs	$33,264,366	$-
Level 3 - Significant unobservable inputs	$-	$-
Total	$92,040,261	$-

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

DEBT SECURITIES (99.0%)	Shares	Value
ASSET BACKED SECURITIES (4.8%)
Bank of America Credit Card Trust
Series 2007-A8, 5.590%, 11/17/2014	300,000	$308,710
Capital One
Series 2005-A3, 4.050%, 03/15/2013	1,500,000	1,502,576
Series 2006-A2, 4.850%, 11/15/2013	550,000	557,883
Series 2006-A6, 5.300%, 02/18/2014	725,000	736,480
Chase Issuance Trust
Series 2005-A7, 4.550%, 03/15/2013	250,000	251,340
Citibank Credit Card Issuance Trust
Series 2006-A4, 5.450%, 05/10/2013	1,750,000	1,793,247
TOTAL ASSET BACKED SECURITIES		$5,150,236
(Cost $5,075,360)

COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
Federal National Mortgage Association
Series 2007-B2, 5.500%,
12/25/2020	278,879	280,659
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $278,879)		$280,659

CORPORATE BONDS (50.4%)
Finance (32.5%)
ACE INA Holdings
5.600%, 05/15/2015	1,450,000	$1,398,371
Aflac Inc.
6.500%, 04/15/2009	1,375,000	1,402,911
American Express Co.
4.750%, 06/17/2009	875,000	871,936
Ameriprise Financial, Inc.
5.350%, 11/15/2010	1,600,000	1,606,131
Bear Stearns Cos, Inc.
5.350%, 02/01/2012	1,300,000	1,278,326
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	1,425,000	1,422,126
Citigroup, Inc.
6.000%, 02/21/2012	935,000	943,317
5.625%, 08/27/2012	1,100,000	1,083,179
Credit Suisse First Boston
5.000%, 05/15/2013	1,000,000	974,201
General Electric Capital Corp.
6.125%, 02/22/2011	1,000,000	1,045,456
5.250%, 10/19/2012	1,350,000	1,364,459
Goldman Sachs Group
5.700%, 09/01/2012	1,925,000	1,932,808
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	1,825,000	1,805,350
Household Finance Corp.
6.375%, 10/15/2011	1,475,000	1,509,658
International Lease Finance Corp.
5.450%, 03/24/2011	50,000	47,016
5.350%, 03/01/2012	1,250,000	1,119,279
JPMorgan Chase & Co.
5.600%, 06/01/2011	1,625,000	1,648,361
4.500%, 01/15/2012	600,000	583,190

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
Finance (32.5%)(continued)
Lehman Brothers Holdings Inc.
5.625%, 01/24/2013	1,875,000	$1,776,441
Merrill Lynch
6.150%, 04/25/2013	550,000	533,606
Morgan Stanley
4.250%, 05/15/2010	25,000	24,268
5.300%, 03/01/2013	2,725,000	2,628,361
Northern Trust Corp.
5.300%, 08/29/2011	25,000	25,626
5.200%, 11/09/2012	1,000,000	1,013,502
Prudential Financial Inc.
5.150%, 01/15/2013	1,850,000	1,804,940
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013	1,050,000	1,056,959
SLM Corp.
4.000%, 01/15/2010	1,450,000	1,351,249
5.515%, 07/26/2010	1,050,000	932,253
Travelers Cos., Inc.
5.800%, 05/15/2018	400,000	389,902
Wells Fargo & Co.
5.300%, 08/26/2011	275,000	279,977
Western Financial Bank Irvine California
9.625%, 05/15/2012	900,000	936,742
		34,789,901
Industrials (15.7%)
Abbott Laboratories
5.150%, 11/30/2012	1,125,000	1,159,112
Amgen Inc.
4.000%, 11/18/2009	1,050,000	1,051,487
ArcelorMittal SA Luxembourg
5.375%, 06/01/2013*	1,050,000	1,035,018
(Acquired 05/19/2008; Cost $1,047,081)
Caterpillar Financial Services Corp.
4.500%, 06/15/2009	1,000,000	1,006,778
5.125%, 10/12/2011	1,025,000	1,053,256
Conoco Funding Co.
6.350%, 10/15/2011	1,775,000	1,878,552
Home Depot, Inc.
5.250%, 12/16/2013	1,900,000	1,824,431
John Deere Capital Corp.
5.350%, 01/17/2012	1,125,000	1,146,532
Target Corp.
5.375%, 05/01/2017	1,425,000	1,397,130
Thomson Reuters Corp.
6.500%, 07/15/2018	1,000,000	998,293
Time Warner Cable Inc.
6.750%, 07/01/2018	1,000,000	1,008,445
United Parcel Service, Inc.
4.500%, 01/15/2013	1,000,000	1,003,035
Walt Disney Co.
4.700%, 12/01/2012	250,000	251,822
Wellpoint, Inc.
4.250%, 12/15/2009	1,000,000	990,276
5.000%, 01/15/2011	1,000,000	988,854
		16,793,021

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
Utilities (2.2%)
MidAmerican Energy Holdings
5.875%, 10/01/2012	1,150,000	$1,183,924
Verizon Communications, Inc.
5.350%, 02/15/2011	1,125,000	1,149,384
		2,333,308
TOTAL CORPORATE BONDS
(Cost $54,692,421)		$53,916,230

MORTGAGE PASS-THROUGH SECURITIES (8.3%)
Federal Home Loan Mortgage Corp.
Pool #B14728, 4.500%, 05/01/2019	290,633	$283,494
Pool #G18005, 5.000%, 08/01/2019	193,208	192,304
Pool #G18010, 5.500%, 09/01/2019	194,329	196,881
Pool #G18073, 5.000%, 09/01/2020	163,173	162,002
Pool #G01779, 5.000%, 04/01/2035	409,946	394,901
Pool #G02267, 6.500%, 08/01/2036	434,250	448,287
Pool #G02327, 6.500%, 08/01/2036	373,985	386,074
		2,063,943
Federal National Mortgage Association
Pool #357412, 4.500%, 07/01/2018	290,985	284,656
Pool #555872, 5.000%, 11/01/2018	212,638	212,403
Pool #725690, 6.000%, 08/01/2034	890,258	901,787
Pool #807942, 5.500%, 12/01/2034	521,867	516,556
Pool #735394, 6.500%, 02/01/2035	112,456	116,618
Pool #824940, 5.500%, 06/01/2035	327,920	324,276
Pool #255813, 5.000%, 08/01/2035	818,605	787,539
Pool #255842, 5.000%, 09/01/2035	279,088	268,497
Pool #735896, 6.000%, 09/01/2035	342,920	346,824
Pool #735897, 5.500%, 10/01/2035	479,467	474,139
Pool #256022, 5.500%, 12/01/2035	1,065,058	1,053,222
Pool #745283, 5.500%, 01/01/2036	384,909	380,631
Pool #745275, 5.000%, 02/01/2036	393,625	378,688
Pool #898428, 6.000%, 10/01/2036	348,504	352,146
Pool #888029, 6.000%, 12/01/2036	413,853	418,178
		6,816,160
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $8,954,422)		$8,880,103

U.S. GOVERNMENT AGENCY (16.7%)
Federal Home Loan Bank
4.000%, 11/13/2009	400,000	$405,658
4.625%, 10/10/2012	75,000	76,891
5.625%, 06/13/2016	1,250,000	1,273,066
		1,755,615
Federal Home Loan Mortgage Corp.
5.250%, 07/18/2011	500,000	523,739
5.750%, 01/15/2012	250,000	265,569
5.500%, 08/20/2012	500,000	529,533
4.500%, 07/15/2013	2,700,000	2,744,755
4.750%, 01/19/2016	500,000	506,881
5.250%, 04/18/2016	2,000,000	2,084,358
5.125%, 11/17/2017	1,500,000	1,543,905
4.875%, 06/13/2018	2,500,000	2,529,908
		10,728,648

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
Federal National Mortgage Association
3.250%, 02/10/2010	500,000	$501,918
6.000%, 05/15/2011	2,000,000	2,131,100
5.375%, 11/15/2011	1,000,000	1,053,317
4.375%, 03/15/2013	150,000	151,757
5.375%, 07/15/2016	750,000	785,194
5.240%, 08/07/2018	805,000	820,889
		5,444,175
TOTAL U.S. GOVERNMENT AGENCY
(Cost $17,657,615)		$17,928,438

U.S. TREASURY NOTES (18.5%)
4.625%, 11/15/2009	75,000	$77,320
3.625%, 01/15/2010	750,000	764,414
6.500%, 02/15/2010	750,000	798,282
3.875%, 05/15/2010	500,000	512,422
2.875%, 06/30/2010	2,400,000	2,412,564
4.875%, 04/30/2011	2,300,000	2,425,244
4.500%, 03/31/2012	1,000,000	1,047,891
4.625%, 07/31/2012	750,000	790,840
3.125%, 04/30/2013	2,000,000	1,983,908
4.250%, 08/15/2013	1,250,000	1,304,492
4.000%, 02/15/2014	1,500,000	1,547,462
4.750%, 05/15/2014	1,250,000	1,340,430
4.250%, 11/15/2014	1,300,000	1,357,689
4.000%, 02/15/2015	1,000,000	1,028,204
4.250%, 08/15/2015	750,000	779,473
4.500%, 02/15/2016	1,300,000	1,367,946
4.625%, 11/15/2016	250,000	263,770
TOTAL U.S. TREASURY NOTES
(Cost $19,372,928)		$19,802,351

TOTAL DEBT SECURITIES
(Cost $106,031,396)		$105,958,017

SHORT-TERM INVESTMENTS (0.0%)
Variable Rate Demand Notes** (0.0%)
Wisconsin Corp. Central Credit Union
4.99%	39,037	39,037
TOTAL SHORT-TERM INVESTMENTS
(Cost $39,037)		$39,037

TOTAL INVESTMENTS (99.0%)		$105,997,054
(Cost $106,070,433)

OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)		1,049,009
NET ASSETS (100.0%)		$107,046,063

Percentages are stated as a percent of net assets.
* Rule 144A security (with registration rights)
** The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

The cost basis of investment for federal income tax purposes at June 30, 2008, was as follows*:

Cost of investments	$106,070,433
Gross unrealized appreciation	1,157,313
Grossunrealized depreciation	(1,230,692)
Net unrealized appreciation	$(73,379)

* Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

	Investments	Other
	in	Financial
Description	Securities	Instruments++
Level 1 - Quoted prices	$-	$-
Level 2 - Other significant observable inputs	$105,997,054	$-
Level 3 - Significant unobservable inputs	$-	$-
Total	$105,997,054	$-

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over this report (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over this report.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By   /s/ John W. O’Halloran
     John W. O’Halloran
     Chairman and Chief Executive Officer

Date  8/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ John W. O’Halloran
       John W. O’Halloran
       Chairman and Chief Excecutive Officer

Date  8/26/08